INTEREST AND FINANCE EXPENSE - Disclosure of detailed information about interest and finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest And Finance Expense [Abstract]
Interest expense - debt	$ 3,358	$ 0
Early repayment fees and closing costs - project financing facility	2,860	0
Accretion of reclamation and closure provision	243	0
Other financing costs	128	27
Interest and finance expense	$ 6,589	$ 27